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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Assets, Inc.
Address:   11455 El Camino Real, Suite 200
           San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert F. Barton
Title:   Chief Financial Officer
Phone:   858-350-2600

Signature, Place, and Date of Signing:


/s/ Robert F. Barton                 San Diego, CA             11/9/2007
----------------------------------   -----------------------   ----------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name

28-11688                Insurance Company of the West

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:   $1,404,749
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number   Name

No. 1   28-11688                Insurance Company of the West

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                           Form 13-F Information Table
                            as of September 30, 2007

                                                                                                         VOTING AUTHORITY
                             TITLE                VALUE      SHARES/   SH/  PUT/  INVSTMT    OTHER   ------------------------
NAME OF ISSUER             OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE     SHARED  NONE
--------------             --------  ---------  ---------  ----------  ---  ----  -------  --------  ----------  ------  ----
WACHOVIA CORP                 com    929903102  1,403,712  27,990,269  SH           sole             27,990,269
ANADARKO PETE CORP            com    032511107         27         500  SH           sole                    500
APACHE CORP                   com    037411105         90       1,000  SH           sole                  1,000
CANO PETE INC                 com    137801106         69       9,300  SH           sole                  9,300
CHESAPEAKE ENERGY CORP        com    165167107        176       5,000  SH           sole                  5,000
GASCO ENERGY INC              com    367220100          8       4,100  SH           sole                  4,100
PLAINS EXPLORATION & PROD     com    726505100        234       5,300  SH           sole                  5,300
STONE ENERGY CORP             com    861642106        120       3,000  SH           sole                  3,000
STREETTRACKS GOLD TR          com    863307104        147       2,000  SH           sole                  2,000
TRINA SOLAR LIMITED           adr    G90565105         11         200  SH           sole                    200
XTO ENERGY INC                com    98385X106        155       2,500  SH           sole                  2,500
                                                ---------  ----------                                ----------
TOTAL                                           1,404,749  28,023,169                                28,023,169
                                                =========  ==========                                ==========